AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 20, 2019

1933 Act File No. 33 -75340

1940 Act No. 811 -08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 95	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 96	[X]

GUINNESS ATKINSON FUNDS

(Formerly Investec Funds)

(Exact Name of Registrant as Specified in Charter)

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President

Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communications to:

Alexandra Alberstadt, Esq

Perkins Coie LLP

1155 Avenue of the Americas, 22nd Floor
New York, NY 10036-2711

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[ ]	on __________ pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on __________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of November, 2019.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective as amended, this Registration Statement has been signed on the 20th day of November, 2019, by the following persons in the capacities set forth below.

Signature		Title	Date

/s/ James Atkinson		President and Principal Executive Officer	November 20, 2019
James Atkinson

/s/J.I. Fordwood*		Trustee	November 20, 2019
J.I. Fordwood

/s/Timothy Guinness*		Trustee	November 20, 2019
Timothy Guinness

/s/Bret A. Herscher*		Trustee	November 20, 2019
Bret A. Herscher

/s/Susan Penry-Williams*		Trustee	November 20, 2019
Susan Penry-Williams

/s/J. Brooks Reece, Jr.*		Trustee and Chairman	November 20, 2019
J. Brooks Reece, Jr.

/s/ Rita Dam		Treasurer and Principal Financial Officer	November 20, 2019
Rita Dam

*By:	/s/Rita Dam
Rita Dam Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE